Basis of Presentation - Cash flow information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Change in accounting policy
Net cash provided by operating activities	$ 113,017	$ 110,058	[1]
Net cash used in investing activities	(14,718)	(11,720)
Net cash used in financing activities	(82,219)	(123,012)	[1]
(Decrease)/increase in cash and cash equivalents	$ 16,080	(24,674)
As previously reported
Change in accounting policy
Net cash provided by operating activities		66,224
Net cash used in investing activities		(11,720)
Net cash used in financing activities		(79,178)
(Decrease)/increase in cash and cash equivalents		(24,674)
Adjustments
Change in accounting policy
Net cash provided by operating activities		43,834
Net cash used in financing activities		$ (43,834)

[1]	Restated so as to reflect a change in accounting policy introduced on January 1, 2021, with respect to the reclassification of interest paid and movements of cash collateral for interest rate swaps (Note 2).